INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
6. INTANGIBLE ASSETS

	December 31,				June 30,
	2013				2014
(In thousands of U.S. dollars)	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets, net	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets, net
In-progess R&D	12,061	-	(7,170)	4,891	4,891	-		4,891
Intangible asset corresponding to acquired IPR&D of Bloxiverz	35,248			35,248	35,248	(5,875)		29,373
Total Intangible assets	$47,309	$-	$(7,170)	$40,139	$40,139	$(5,875)	$-	$34,264

Intangible assets corresponding to acquired in process research and development of Bloxiverz® is being amortized straight-line over a 3 year period as of January 1, 2014.